Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Deposits outstanding by type
Deposits outstanding at December 31, 2017 and 2016 are summarized below by account type.

	December 31, 2017			December 31, 2016
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$197,434,385	0.04%	0.00-1.98%	$171,133,555	0.02%	0.00-0.20%
Money Market Accounts	231,652,920	0.28%	0.00-1.10%	230,902,038	0.20%	0.00-0.50%
Statement Savings Accounts	42,927,311	0.11%	0.00-0.11%	36,522,989	0.10%	0.00-0.10%
Total	$472,014,616	0.16%	0.00-1.98%	$438,558,582	0.12%	0.00-0.50%
Certificate Accounts:
0.00 – 0.99%	$129,354,569			$148,370,515
1.00 – 1.99%	99,627,750			66,532,221
2.00 – 2.99%	1,109,684			641,960
Total	$230,092,003	0.90%	0.10-2.00%	$215,544,696	0.78%	0.05-2.00%
Total Deposits	$702,106,619	0.41%	0.00-2.00%	$654,103,278	0.34%	0.00-2.00%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2017 and 2016:

	December 31,
	2017	2016
Within 1 Year	$135,173,064	$131,484,617
After 1 Year, Within 2 Years	56,687,383	40,384,177
After 2 Years, Within 3 Years	11,572,310	15,459,977
After 3 Years, Within 4 Years	19,946,316	8,452,948
After 4 Years, Within 5 Years	6,208,724	19,762,977
Thereafter	504,206	—
	$230,092,003	$215,544,696